UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13-F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2011

Check here if Amendment [  ]

Amendment Number:

This Amendment (Check only one.):

[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Cavalry Management Group, LLC
Address:  Two Embarcadero Center, Suite 600, San Francisco, CA 94111


Form 13F File Number: 028-13913


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:    Chief Financial Officer
Phone:    415-439-7013

Signature, Place, and Date of Signing:

/s/: William Bindeman     San Francisco, CA    July 14, 2011

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:   $802,854

List of Other Included Managers: NONE

				TITLE OF		VALUE	SHARES /SH /	PUT /	INVSTMT OTHER	 VOTING AUTHORITY
ISSUER				CLASS	CUSIP		(x$1000)PRN AMT PRN	CALL	DSCRETN MGRS	SOLE	SHARED	NONE
ANCESTRY.COM INC		COM	032803108	14244	344143	SH		SOLE		344143	0	0
ATMEL CORP			COM	049513104	21021	1494000 SH		SOLE		1494000 0	0
BAIDU COM (UKM LISTING) 	SPON ADR056752108	25223	180000	SH		SOLE		180000	0	0
CAVIUM INC			COM	14964U108	9309	213558	SH		SOLE		213558	0	0
COGNIZANT TECHNOLOGY SOLUTIONS CCL A	192446102	224	3050	SH		SOLE		3050	0	0
CORNING INC			COM	219350105	599	33000	SH		SOLE		33000	0	0
EBAY INC			COM	278642103	111148	3444319 SH		SOLE		3444319 0	0
FUSION-IO INC			COM	36112J107	625	20763	SH		SOLE		20763	0	0
GIANT INTERCTIVE		ADR	374511103	17983	2443338 SH		SOLE		2443338 0	0
GOOGLE INC			CL A	38259P508	37765	74578	SH		SOLE		74578	0	0
INPHI CORP			COM	45772F107	6912	397262	SH		SOLE		397262	0	0
LINKEDIN CORP			COM CL A53578A108	3391	37639	SH		SOLE		37639	0	0
MERCADOLIBRE INC		COM	58733R102	27565	347434	SH		SOLE		347434	0	0
MICROSOFT CORP			COM	594918104	20020	770000	SH		SOLE		770000	0	0
NETFLIX INC			COM	64110L106	87316	332392	SH		SOLE		332392	0	0
NETLOGIC MICROSYSTEMS INC	COM	64118B100	8290	205087	SH		SOLE		205087	0	0
NXP SEMICONDUCTORS NV		COM	N6596X109	13390	500936	SH		SOLE		500936	0	0
OPENTABLE INC			COM	68372A104	666	8008	SH		SOLE		8008	0	0
PANDORA MEDIA INC		COM	698354107	10139	536195	SH		SOLE		536195	0	0
PRICELINE COM INC		COM NEW 741503403	60431	118045	SH		SOLE		118045	0	0
QUALCOMM INC			COM	747525103	44805	788968	SH		SOLE		788968	0	0
REALD INC			COM	75604L105	23130	988865	SH		SOLE		988865	0	0
RED HAT INC			COM	756577102	487	10600	SH		SOLE		10600	0	0
ROVI CORPORATION		COM	779376102	10904	190100	SH		SOLE		190100	0	0
SEAGATE TECHNOLOGY		SHS	G7945M107	20038	1240000 SH		SOLE		1240000 0	0
SINA CORP			ORD	G81477104	9369	90000	SH		SOLE		90000	0	0
SERVICESOURCE INTERNATIONAL	COM	81763U100	19083	858836	SH		SOLE		858836	0	0
TTM TECHNOLOGIES INC		COM	87305R109	14999	936297	SH		SOLE		936297	0	0
UNIVERSAL DISPLAY CORP		COM	91347P105	29013	826815	SH		SOLE		826815	0	0
VIRNETX HOLDING CORP		COM	92823T108	318	11000	SH		SOLE		11000	0	0
WESTERN DIGITAL CORP		COM	958102105	30620	841675	SH		SOLE		841675	0	0
YANDEX NV-A			SHS CLASN97284108	2292	64544	SH		SOLE		64544	0	0
SEQUANS COMMUNICATIONS SA	SPONSORE817323108	15031	1054808 SH		SOLE		1054808 0	0
TRINA SOLAR LTD 		SPON ADR89628E104	16465	734397	SH		SOLE		734397	0	0
JINKOSOLAR HLDG CO LTD		SPONSORE47759T100	28515	1075211 SH		SOLE		1075211 0	0
AUTONAVI HOLDINGS LTD		SPON ADR05330F106	12851	865365	SH		SOLE		865365	0	0
CAMELOT INFORMATION SYS 	ADS RP O13322V105	26984	1804960 SH		SOLE		1804960 0	0
YOUKU.COM INC			SPON ADR98742U100	322	9364	SH		SOLE		9364	0	0
E-COMMERCE CHINA DANDANG, INC CLSPN ADS 26833A105	529	45635	SH		SOLE		45635	0	0
ISOFTSTONE HOLDINGS ADR 	SPON ADR46489B108	11661	761668	SH		SOLE		761668	0	0
RENREN INC - ADR		SPONSORE759892102	3006	339688	SH		SOLE		339688	0	0
LONGTOP FINANCIAL TECH		ADR	54318P108	6171	1542664 SH		SOLE		1542664 0	0